Earnings Per Share - Calculation of Basic Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Profit for the year attributable to shareholders of the Parent	€ 596,642	€ 662,700	€ 545,456
Weighted average number of ordinary shares outstanding (in shares)	684,709,377	684,197,276	683,225,815
Basic earnings per share (in Euros per share)	€ 0.87	€ 0.97	€ 0.80